Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000129674
Average Annual Return [Line Items]
Average Annual Return, Percent	23.10%	7.94%	10.69%
Without Sales Load [Member] | C000129675
Average Annual Return [Line Items]
Average Annual Return, Percent	22.77%	7.66%	10.40%
Without Sales Load [Member] | C000169048
Average Annual Return [Line Items]
Average Annual Return, Percent	23.32%	8.12%	10.86%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.31%	9.86%	11.35%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.31%	9.86%	11.35%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.31%	9.86%	11.35%